As filed with the  Securities  and Exchange  Commission  on April 21, 1997.


                                                    1933 Act File No. 2-49560
                                                    1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 44


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 32


                             USAA MUTUAL FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Rd., San Antonio, TX 78288
             ------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                             9800 Fredericksburg Rd.
                           San Antonio, TX 78288-0227
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485 immediately upon filing pursuant to paragraph (b)
 X  on (May 1, 1997) pursuant to paragraph (b)
    60 days after  filing  pursuant to  paragraph  (a)(1)
    on (date)  pursuant to paragraph (a)(1)
    75 days after filing pursuant to paragraph (a)(2)
    on (date)pursuant to paragraph (a)(2)


If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24f-2


The Registrant has heretofore registered an indefinite number of shares of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, and Money Market Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the 1940 Act). With respect to these Funds, the Registrant filed its Rule 24f-2 notice for the fiscal year ended July 31, 1996 on September 26, 1996. The Registrant has heretofore registered an indefinite number of shares of the S&P 500 Index Fund pursuant to Rule 24f-2 under the 1940 Act. With respect to the S&P 500 Index Fund, the Registrant filed its Rule 24f-2 notice for the fiscal year ended December 31, 1996 on February 20, 1997. The S&P 500 Index Fund is a "feeder fund" within a "master-feeder structure."

                             Exhibit Index on Pages 65

                             USAA MUTUAL FUND, INC.


                              CROSS REFERENCE SHEET

                                     Part A


FORM N-1A ITEM NO.                                      SECTION IN PROSPECTUS

1.  Cover Page.......................................   Same

2.  Synopsis.........................................   Fees and Expenses


3.  Condensed Financial
       Information...................................   Financial Highlights
                                                        Performance Information
                                                        Additional Information


4.  General Description
       of Registrant.................................   Investment Objective and
                                                        Policies Description of
                                                        Shares


5.  Management of the Fund...........................   Management of the
                                                        Company and Portfolio
                                                        Service Providers


6.  Capital Stock and Other
       Securities....................................   Dividends, Distributions
                                                        and Taxes Description of
                                                        Shares

7.  Purchase of Securities
       Being Offered.................................   Purchase of Shares
                                                        Conditions of Purchase
                                                        and Redemption
                                                        Exchanges
                                                        Other Services
                                                        Share Price Calculation

8.  Redemption or Repurchase.........................   Redemption of Shares
                                                        Conditions of Purchase
                                                        and Redemption
                                                        Exchanges
                                                        Other Services

9.  Legal Proceedings................................   Not Applicable

                             USAA MUTUAL FUND, INC.


                              CROSS REFERENCE SHEET

                                     Part B


FORM N-1A ITEM NO.                                      SECTION IN STATEMENT OF
                                                        ADDITIONAL
                                                        INFORMATION

10.  Cover Page......................................   Same

11.  Table of Contents...............................   Same

12.  General Information and
        History......................................   Not Applicable

13.  Investment Objectives
        and Policies.................................   Investment Policies
                                                        Investment Restrictions
                                                        Portfolio Transactions
                                                        and Brokerage
                                                        Commissions


14.  Management of the
        Registrant...................................   Directors and Officers
                                                        of the Company
                                                        Trustees and Officers of
                                                        the Portfolio

15.  Control Persons and
        Principal Holders
        of Securities................................   Directors and Officers
                                                        of the Company
                                                        Trustees and Officers of
                                                        the Portfolio

16.  Investment Advisory and
        Other Services...............................   Directors and Officers
                                                        of the Company
                                                        Investment Advisor
                                                        Administrator
                                                        General Information


17.  Brokerage Allocation and
        Other Practices..............................   Portfolio Transactions
                                                        and Brokerage
                                                        Commissions

18.  Capital Stock and Other
        Securities...................................   Further Description of
                                                        Shares

19.  Purchase, Redemption and
        Pricing of Securities
        Being Offered................................   Valuation of Securities
                                                        Additional Information
                                                        Regarding Redemption of
                                                        Shares
                                                        Investment Plans

20.  Tax Status......................................   Tax Considerations

21.  Underwriters....................................   General Information

22.  Calculation of Performance
        Data.........................................   Calculation of
                                                        Performance Data

23.  Financial Statements............................   General Information

                                     Part A





                               Prospectus for the

                               S&P 500 Index Fund

                               is included herein

                             USAA S&P 500 INDEX FUND
                             May 1, 1997 PROSPECTUS


USAA S&P 500 Index Fund (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

                        WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or Index). Page 8.

HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 13.

HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 15.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     Shares of the USAA S&P 500 Index Fund are not deposits or other obligations of, or guaranteed by, the USAA Federal Savings Bank, are not insured by the FDIC or any other Government Agency, and are subject to investment risks, including possible loss of the principal amount invested.


     The USAA S&P 500 Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the
Portfolio), which is a separate mutual fund advised by Bankers Trust Company with an identical investment objective. The investment performance of the Fund will correspond directly to the investment performance of the Portfolio. Page 11.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                Page
                                  SUMMARY DATA

Fees and Expenses.............................................   3
Financial Highlights..........................................   4
Performance Information.......................................   5

                               USING MUTUAL FUNDS
USAA Family of No-Load Mutual Funds...........................   6
Using Mutual Funds in an Investment Program...................   7


                        INVESTMENT PORTFOLIO INFORMATION
Investment Objective and Policies.............................   8
Additional Information........................................  23

                             SHAREHOLDER INFORMATION
Purchase of Shares............................................  13
Redemption of Shares..........................................  15
Conditions of Purchase and Redemption.........................  16
Exchanges.....................................................  17
Other Services................................................  18
Share Price Calculation.......................................  19
Dividends, Distributions and Taxes............................  19
Management of the Company and Portfolio.......................  20
Description of Shares.........................................  22
Service Providers.............................................  25
Telephone Assistance Numbers..................................  25

                                FEES AND EXPENSES


The following table provides a summary of expenses relating to purchases and sales of shares of the Fund, and the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) for the year ended December 31, 1996, as a percentage of average net assets (ANA) of the Fund. The Company's Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the investable assets (Assets) of the Fund were invested directly in the types of securities being held by the Portfolio.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases.............................         None
Sales Load Imposed on Reinvested Dividends..................         None
Deferred Sales Load.........................................         None
Redemption Fee*.............................................         None
Exchange Fee................................................         None

Annual Fund Operating Expenses (as a percentage of ANA)
--------------------------------------------------------------------------------
Investment Advisory Fees, net of reimbursements.............         .08%
12b-1 Fees..................................................         None
Other Expenses, net of reimbursements.......................         .10%
                                                                     ----
Total Operating Expenses, net of reimbursements.............         .18%
                                                                     ====
----------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee.
      See Redemption of Shares - Bank Wire.

      The Manager is entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's ANA and the Manager will reimburse the Fund for any expenses in excess of this limitation. In addition, Bankers Trust Company
(Bankers Trust), which provides various services to the Portfolio, has voluntarily agreed to limit the Portfolio's expenses to .08% of the Portfolio's ANA. The Investment Advisory Fees, Other Expenses and Total Operating Expenses reflect all such commitments by the Manager and Bankers Trust. Absent such commitments, the amount of Investment Advisory Fees, Other Expenses and Total Operating Expenses as a percentage of the Fund's ANA would have been .10%, .23% and .33%, respectively.

      USAA Shareholder Account Services assesses an annual account maintenance fee of $10 to allocate part of the fixed costs of maintaining shareholder accounts equally to all accounts. This fee will be waived for shareholders with an account balance of $10,000 or more. The fee is deducted from the dividends paid to each shareholder at a rate of $2.50 per quarter. See Dividends, Distributions and Taxes.

Example of Effect of Fund Expenses
--------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown. The example excludes the $10 account maintenance fee.

                      1 year - $2                         3 years - $6


The above example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


     The expense table and the example above are provided to assist you in understanding the expenses you will bear directly or indirectly as a shareholder in the Fund. For more information with respect to the expenses of the Fund and the Portfolio, see Management of the Company and Portfolio on page 20.


                              FINANCIAL HIGHLIGHTS


The following per share operating performance for a share outstanding throughout the eight-month period ended December 31, 1996, has been audited by Coopers & Lybrand L.L.P. This table should be read in conjunction with the Fund's financial statements for the year ended December 31, 1996, and the accountants' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.
                                                           EIGHT-MONTH
                                                          PERIOD ENDED
                                                        DECEMBER 31, 1996*

PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period                    $    10.00
                                                          -----------

Income from Investment Operations:
    Net Investment Income                                        .12
    Net Realized and Unrealized Gain on Securities
      and Futures Transactions                                  1.57

                                                          -----------
Total from Investment Operations                                1.69
Distributions from Net Investment Income                        (.12)
                                                          -----------

Net Asset Value at End of Period                          $    11.57
                                                          -----------
                                                          -----------
Total return **                                                16.90%

SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (000)                         $179,073
Ratio to Average Net Assets:
    Net Investment Income                                    2.09%(a)
    Expenses, including Expenses of the Equity 500
    Index Portfolio                                           .18%(a)
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust and
     the Manager                                              .15%(a)


--------------
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
   *  Fund commenced operations May 1, 1996.
  ** Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.

                             PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.


     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes, such as the S&P 500, that are referenced in Appendix A to the SAI. Standard total return results reported by the Fund do not take into account charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.


     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.

     Further information concerning the Fund's total return is included in the SAI.

                       USAA FAMILY OF NO-LOAD MUTUAL FUNDS


The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Read it carefully before you invest or send money.


                             USAA MUTUAL FUND, INC.
                             Aggressive Growth Fund
                                   Growth Fund
                               S&P 500 Index Fund
                              Growth & Income Fund
                                Income Stock Fund
                                   Income Fund
                              Short-Term Bond Fund
                                Money Market Fund

                              USAA INVESTMENT TRUST
                              Income Strategy Fund
                          Growth and Tax Strategy Fund
                             Balanced Strategy Fund
                            Cornerstone Strategy Fund
                              Growth Strategy Fund
                              Emerging Markets Fund
                                    Gold Fund
                               International Fund
                                World Growth Fund
                                   GNMA Trust
                           Treasury Money Market Trust
                           USAA TAX EXEMPT FUND, INC.
                                 Long-Term Fund
                             Intermediate-Term Fund
                                 Short-Term Fund
                          Tax Exempt Money Market Fund
                              California Bond Fund*
                          California Money Market Fund*
                               New York Bond Fund*
                           New York Money Market Fund*
                               Virginia Bond Fund*
                           Virginia Money Market Fund*

                            USAA STATE TAX-FREE TRUST
                          Florida Tax-Free Income Fund*
                       Florida Tax-Free Money Market Fund*
                           Texas Tax-Free Income Fund*
                        Texas Tax-Free Money Market Fund*



        * Available for sale only to residents of these specific states.

                   USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. THE IDEA BEHIND MUTUAL FUNDS Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. An investment adviser will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.

     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, S&P 500 Index Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III. USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.

     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT  OBJECTIVE

The Fund seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500(1). The Fund offers investors a convenient means of diversifying their holdings of common stocks while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments.


     The Company seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of both the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders or the Portfolio's investors, respectively. See Special Information Concerning Master-Feeder Fund Structure on page 11.

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolio. Additional information about the investment policies of the Portfolio appears in the SAI.

EQUITY 500 INDEX PORTFOLIO

The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the
--------------
1 "Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bankers Trust Company. Portfolio, utilizing a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

     Under normal conditions when the Portfolio's assets are above $10 million, the Portfolio will invest at least 80% of its assets in common stocks of companies which compose the S&P 500. In seeking to replicate the performance of the S&P 500, Bankers Trust, the Portfolio's investment adviser, will attempt over time to allocate the Portfolio's portfolio of investments among common stocks in approximately the same weightings as the S&P 500, beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. Over the long term, Bankers Trust seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 of 0.98 or better (0.95 or better if Portfolio asset levels are below $10 million). A figure of 1.00 would indicate perfect correlation. In the unlikely event that the targeted correlation is not achieved, the Portfolio's Board of Trustees will consider alternative structures.


     Bankers Trust utilizes a two-stage sampling approach in seeking to achieve its objective. Stage one, which encompasses large cap stocks, maintains the stock holdings at or near their benchmark weights. Large capitalization stocks are defined as those securities which represent 0.10% or more of the Index. In stage two, smaller stocks are analyzed and selected using risk characteristics and industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P 500. This approach helps to maximize portfolio liquidity while minimizing costs.

     Bankers Trust generally will seek to match the composition of the S&P 500, but usually will not invest the Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio has a low level of assets. When the Portfolio's size is greater, Bankers Trust expects to purchase more of the stocks in the S&P 500 and to match the relative weighting of the S&P 500 more closely, and anticipates that the Portfolio will be able to mirror, before expenses, the performance of the S&P 500 with little variance at asset levels of $10 million or more. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

     Under normal conditions, Bankers Trust will attempt to invest as much of the Portfolio's assets as is practical in common stocks included in the S&P 500. However, the Portfolio may maintain up to 20% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options to meet redemption requests or to facilitate the investment in common stocks. See Additional Information for further information.

     When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into stock index futures or options to attempt to increase its exposure to the stock market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options thereon to hedge against market risk until the sale can be completed. These strategies could include selling and buying futures contracts, writing call options, and purchasing put options.

     Bankers Trust will choose among futures and options strategies based on its judgment of how best to meet the Portfolio's goals. In selecting these derivative instruments, Bankers Trust will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If Bankers Trust judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risk if it could not close out its futures or options positions because of an illiquid secondary market. A description of the futures and options that the Portfolio may use and some of their associated risks is found under Additional Information.

Short-Term Instruments - The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes. Short-term instruments consist of: (1) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated Aa or higher by

Moody's Investors Service, Inc. (Moody's) or AA or higher by Standard & Poor's Ratings Group (S&P) or, if unrated, of comparable quality in the opinion of Bankers Trust; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.


ADDITIONAL INVESTMENT  LIMITATIONS

As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of any one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than that amount, the Portfolio's ability to achieve its investment objective may be impaired. These are fundamental investment policies of the Portfolio which may not be changed without shareholder approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the SAI.

ABOUT THE S&P 500 INDEX

The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange Inc. (the NYSE). Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.


     The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.


     S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, owners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.


  The following table shows the performance of the S&P 500 for the ten years from 1987 through 1996. The results shown should not be considered as a representation of the income or capital gain or loss which may be generated by the S&P 500 in the future. Nor should this be considered as a representation of the past or future performance of the Fund.

--------------------------------------------------------------------------------

Standard & Poor's 500 Composite Stock Price Index*
--------------------------------------------------------------------------------


       Year End         Price Changes          Dividend             Total
Year  Index Value     in Index for Year       Reinvestment         Return
--------------------------------------------------------------------------------


1996    740.74            20.26%                 2.68%             22.94%
1995    615.93            34.11%                 3.43%             37.54%
1994    459.27            -1.54%                 2.86%              1.32%
1993    466.45             7.06%                 2.98%             10.04%
1992    435.71             4.46%                 3.15%              7.61%
1991    417.09            26.31%                 4.09%             30.40%
1990    330.22            -6.56%                 3.46%             -3.10%
1989    353.40            27.25%                 4.37%             31.62%
1988    277.72            12.40%                 4.16%             16.56%
1987    247.08             2.03%                 3.22%              5.25%

--------------------------------------------------------------------------------


*Source: Bloomberg. Total returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.


RISK FACTORS

By itself, the Fund does not constitute a balanced investment plan. The Fund is designed as a relatively low-cost means for investors to diversify their investment portfolios. As described above, the Portfolio invests in a portfolio of securities that is representative of the stock market as a whole. While the performance of the S&P 500 has fluctuated considerably, the long-term performance of the S&P 500 has been greater than inflation. Thus, the Fund may make sense for you if you can afford to ride out changes in the stock market both favorable and unfavorable. The Fund's share price, yield and total return will fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.


     The ability of the Fund and the Portfolio to meet their investment objective depends to some extent on the cash flow experienced by the Fund and by the other investors in the Portfolio, since investments and redemptions by shareholders of the Fund will generally require the Portfolio to purchase or sell securities. Bankers Trust will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500. You should also be aware that the performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since the Portfolio seeks to track the S&P 500, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.


PORTFOLIO TURNOVER

The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual turnover rate is not expected to exceed 100%. The Portfolio's turnover rates for the years ended December 31, 1996 and 1995 were 15% and 6%, respectively.


SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio under the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio.

Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-368-4031.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally-structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The percentage of the Company's votes representing the Fund's shareholders not voting will be voted by the Directors or officers of the Company in the same proportion as the Fund's shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund generally would incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, the Manager would become responsible for directly managing the Assets of the Fund. In addition, the Board of Directors of the Company may consider other actions that might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund.

     The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See Investment Objective and Policies - Additional Investment Limitations for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (1940 Act)) of the Portfolio.


     For descriptions of the investment objective, policies and restrictions of the Portfolio, see Investment Objectives and Policies herein and in the SAI. For descriptions of the management and expenses of the Portfolio, see Management of the Company and Portfolio herein and Investment Adviser and Administrator in the SAI.

                               PURCHASE OF SHARES

OPENING AN ACCOUNT

You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER

We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the NYSE each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.

     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments

Initial Purchase (non-IRA):          $3,000

Additional Purchases:                $50

Initial Purchase - IRA:              $2,000

Additional Purchases:                $50

How to Purchase:

Mail              o To open an account, send your application and check to:
                           USAA Investment Management Company
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To add to your account,  send your check and the "Invest by
                     Mail"  stub  that  accompanies   your  fund's   transaction
                     confirmation to the Transfer Agent:
                           USAA Shareholder Account Services
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To exchange by mail, call 1-800-531-8448 for instructions.

In Person         o To open an account, bring your application and check to:
                           USAA Investment Management Company
                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway, San Antonio

Automatically     o Additional  purchases on a regular basis can be deducted
via                 from a bank account,  paycheck,  income-producing
Electronic          investment  or from a USAA money market account. Sign up
Funds               for these services when opening an account or call
Transfer            1-800-531-8448  to add these services.
(EFT)             o Purchases through payroll  deduction  ($25  minimum  each pay period with $3,000 initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

Bank Wire         o To add to an account,  instruct your bank (which may
                    charge a fee for the service) to wire the specified amount to the Fund as follows:
                           State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                           Attn:  USAA S&P 500 Index Fund
                           USAA AC-69384998
                           Shareholder(s) Name(s)_________________
                           Shareholder(s) Account Number___________________

Phone             o If you  have an  existing  USAA  account  and  would  like
1-800-531-8448      to open a new account or if you would like to exchange  to another  USAA fund, call for instructions. The new account must have the same registration as your existing account.
                  o To add to an account,  intermittent  (as-needed)  purchases can be deducted from your bank account through our Buy/Sell
                    Service. Call for instructions.

                              REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS

Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.


How to Redeem:

Written,          o  Send your written instructions to:
Fax, or                    USAA Shareholder Account Services
Telegraph                  9800 Fredericksburg Rd., San Antonio, TX 78288
                  o  Send a signed fax to 1-800-292-8177,  or send a telegram to
                     USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

Phone             o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including:
(1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:

Bank Wire     o Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Automatically o Systematic (regular) or intermittent (as-needed) redemptions can
via EFT         credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

Check         o A check payable to the registered  shareholder(s)  will be
Redemption      mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased; and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE

The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in Additional Information Regarding Redemption of Shares in the SAI.

COMPANY RIGHTS

The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1%of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors);provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.

                                    EXCHANGES

EXCHANGE PRIVILEGE

The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares - Phone.


EXCHANGE LIMITATIONS,
EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                                 OTHER SERVICES

INVESTMENT PLANS Automatic Investment Plans - You may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


o InvesTronic(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

o Direct Purchase Service - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


o Automatic Purchase Plan - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

o Buy/Sell Service - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

o Systematic Withdrawal Plan - The periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

o Retirement Plans - Plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

o Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.


SHAREHOLDER STATEMENTS
AND REPORTS

You will receive a confirmation after each transaction in your account except:
(1)  a reinvested dividend;
(2)  a payment you make under the
     InvesTronic(R), Direct Purchase Service,Automatic Purchase Plan, or Directed Dividends investment plans; or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts,regardless of account activity.
The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.


TELEPHONE ASSISTANCE

Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                             SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN

The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW

The NAV per share is calculated by adding the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.

     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.


     For those shareholders with an account balance of less than $10,000, the Transfer Agent automatically deducts a $10 annual account maintenance fee from the dividend income paid to each shareholder account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter from the dividend. If the dividend to be paid to an account is less than the fee to be deducted, sufficient shares may be redeemed from an account to make up the difference. The annual account maintenance fee may be changed upon not less than 30 days' notice to account holders.


     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES

The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

     In order to qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of the Portfolio's assets and is entitled to the income of the Portfolio properly attributable to such share. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.

                     MANAGEMENT OF THE COMPANY AND PORTFOLIO

The business affairs of the Company are subject to the supervision of its Board of Directors, while the business affairs of the Portfolio are subject to the supervision of its Board of Trustees. No Director of the Company also serves as a Trustee of the Portfolio. For more information with respect to Directors of the Company and Trustees of the Portfolio, see Directors and Officers of the Company and Trustees and Officers of the Portfolio in the SAI.

INVESTMENT ADVISER
USAA Investment  Management Company

The Manager serves as the manager  and
investment adviser of the Fund, providing services under a Management Agreement. Under the Management Agreement, the Manager is responsible for monitoring the services provided to the Portfolio by Bankers Trust, subject to the authority of and supervision by the Board of Directors. The Manager receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.

     The Manager was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $32 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.


     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Bankers  Trust  Company


At the present time, the Company seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as investment adviser. Mr. Frank Salerno, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Portfolio. Mr. Salerno has been employed at Bankers Trust since 1981 and has managed the Portfolio's assets since the Portfolio commenced operations.

     Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust is a worldwide merchant bank that conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. Investment management is a core business of Bankers Trust with approximately $227 billion in assets under management globally. Of that total, approximately $92 billion are in U.S. equity index assets.

     Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Company and the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.


     Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio, and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

     Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of .10% (before waiver) of the average daily net assets of the Portfolio.

ADMINISTRATOR


Under its Administration Agreement with the Fund, the Manager calculates the NAV of the Fund and generally assists the Board of Directors of the Company in all aspects of the administration and operation of the Fund. The Administration Agreement provides for the Fund to pay the Manager a fee, computed daily and paid monthly, at an annual rate equal to the lesser of (1) .06% of the average daily net assets of the Fund or (2) the amount that brings the total Fund and Portfolio annual operating expenses as a percentage of the Fund's average net assets up to .18%. Under the Administration Agreement with the Fund, the Manager may delegate one or more of its responsibilities to others, at the Manager's expense.


     Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of .05% (before waiver) of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, at Bankers Trust's expense. For more information, see Administrator in the SAI.

OPERATING EXPENSES

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Manager or Bankers Trust, including administration and service fees, fees for necessary professional services, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust, including investment advisory and administration and services fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.



                              DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.

     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.


     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative NAV of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required. As of March 31, 1997, USAA and its affiliates owned approximately 33.5% of the Fund's shares.


     The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                             ADDITIONAL INFORMATION

Repurchase Agreements - In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.




When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates with the Custodian liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


Options on Stock Indices - The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

     Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices - The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

     In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

     Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.


     Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract or options thereon if immediately thereafter its margin deposits on its outstanding Futures Contracts and its premium paid on outstanding options thereon would exceed 5% of the market value of the Portfolio's total assets.


Options on Futures Contracts - The Portfolio may invest in options on such Futures Contracts for similar purposes.


Asset Coverage - The Portfolio will cover transactions in futures and related options, as well as when-issued and delayed-delivery as required under applicable interpretations of the SEC, either by owning the underlying securities or segregating with the Portfolio's Custodian liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

                                SERVICE PROVIDERS

Underwriter/Distributor
USAA Investment Management Company, 9800 Fredericksburg Rd., San Antonio, Texas 78288, serves as the distributor of the Fund's shares.

Transfer Agent
USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, Texas 78288, serves as transfer agent of the Fund's shares.

Custodian
Bankers Trust serves as Custodian of the Fund's and the Portfolio's assets.

Legal Counsel
Goodwin, Procter & Hoar LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Fund. Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as counsel to the Portfolio.


Independent Accountants
Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105, serves as the Independent Accountants for the Fund and the Portfolio.



                              TELEPHONE ASSISTANCE

                         (Call toll free - Central Time)
                      Monday-Friday 8:00 a.m. to 8:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.

                    For further information on mutual funds:
                                 1-800-531-8181
                             In San Antonio 456-7211
                For account servicing, exchanges or redemptions:
                                 1-800-531-8448
                             In San Antonio 456-7202


                            RECORDED 24 HOUR SERVICE

                            MUTUAL FUND PRICE QUOTES
                                (From any phone)
                                 1-800-531-8066
                             In San Antonio 498-8066

                            MUTUAL FUND TOUCHLINE(R)
                          (From Touchtone phones only)
             For account balance, last transaction or fund prices:
                                 1-800-531-8777
                             In San Antonio 498-8777

                                     Part B




                   Statement of Additional Information for the



                               S&P 500 Index Fund


                               is included herein

[Logo of          USAA                                   STATEMENT OF
USAA Eagle        MUTUAL                                 ADDITIONAL INFORMATION
appears here]     FUND, INC.                             May 1, 1997


--------------------------------------------------------------------------------



                             USAA MUTUAL FUND, INC.
                               S&P 500 Index Fund

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eight no-load mutual funds, one of which is described in this Statement of Additional Information (SAI): the S&P 500 Index Fund. The Fund is classified as a diversified investment company and has its own investment objective designed to meet its investment goals.

      The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or Index). As described in the Prospectus, the Company seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company is the Equity 500 Index Portfolio (the Portfolio) advised by Bankers Trust Company (Bankers Trust).

      Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.


      You may obtain a free copy of the Prospectus for the Fund dated May 1, 1997, by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Fund. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Fund and should be read in conjunction with the Fund's Prospectus.


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS


        Page
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           8   Investment Restrictions
          11   Portfolio Transactions and Brokerage Commissions
          12   Further Description of Shares
          13   Tax Considerations
          14   Directors and Officers of the Company
          17   Trustees and Officers of the Portfolio
          18   Investment Adviser
          19   Administrator
          20   General Information
          21   Calculation of Performance Data
          21   Appendix A - Comparison of Fund Performance
          23   Appendix B - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of the Fund's assets (i.e., the value of its investments in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding.

      The Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

      The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.


      Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (Eastern time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (1) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (2) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. or the close of the NYSE on the following day the NYSE is open for trading.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Portfolio and valued as they are for purposes of computing the Portfolio's NAV (a redemption in kind). If payment is made to the Fund in securities, the Fund may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (1940 Act) as a result of which the Portfolio is obligated to redeem beneficial interests with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio at the beginning of the period. For purposes of determining compliance with Rule 18f-1, each shareholder of the Fund redeeming shares of the Fund on a particular day will be treated as a direct holder in the interest in the Portfolio being redeemed that day.

      In the event the Company withdraws or redeems all of the Fund's interest in the Portfolio, the Portfolio will effect such redemption in kind and in such a manner that the securities delivered to the Fund will mirror, as closely as practicable, the composition of the Portfolio immediately prior to such redemption.

      The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account,
(2) the account
has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

      For the mutual protection of the investor and the Fund, a guarantee of signature may be required by the Company. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Automatic Purchase of Shares


InvesTronic(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

Direct Purchase Service - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


Automatic Purchase Plan - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these automatic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see Appendix B.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

      Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $2,000. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the Funds described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).


      Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.


      An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

      Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                               INVESTMENT POLICIES

The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

      The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Company may withdraw the Fund's investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

      Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.


      Certificates of Deposit and Bankers' Acceptances. The Portfolio may invest in certificates of deposit which are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      Commercial Paper. The Portfolio may invest in commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay.
Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


      Lending of Portfolio Securities. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Edgewood Services, Inc. (Edgewood), the Portfolio's Distributor,` or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio's Board of Trustees must terminate the loan and regain the right to vote the securities.


Index Futures Contracts and Options on Index Futures Contracts and Securities Indices

      Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of the Index. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

      At the same time a futures contract on the Index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment (initial deposit). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

      Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

      The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants' entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Because of the possibility of distortion, a correct forecast of securities price trends by Bankers Trust may still not result in a successful transaction.

      In addition, futures contracts entail risks. Although Bankers Trust believes that use of such contracts will benefit the Portfolio, if Bankers Trust's investment judgment about the general direction of the Index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of a decrease in the Index which would adversely affect the value of securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

      Options on Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

      The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The Board of Trustees of the Portfolio has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes as a hedge and not for speculation. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

      Options on Securities Indices. The Portfolio may write (sell) covered call and put options to a limited extent on the Index (covered options) in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolio may forego the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Portfolio.

      By writing a covered call option, the Portfolio foregoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

      The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

      When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

      The  Portfolio  may  purchase  call  and put  options  on the  Index.  The
Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

      The Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

      The Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in index options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the Code), for qualification as a regulated investment company.

      The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

      Because options on securities indices require settlement in cash, Bankers Trust may be forced to liquidate portfolio securities to meet settlement obligations.

                             INVESTMENT RESTRICTIONS

Certain investment restrictions of the Fund and the Portfolio have been adopted as fundamental policies of the Fund or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. Majority of the outstanding voting securities under the 1940 Act, and as used in this SAI and the Prospectus, means, the lesser of (1) 67% or more of the outstanding voting securities of the Fund or Portfolio, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be, are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be. Whenever the Company is requested to vote on a fundamental policy of the Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

      As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

      As a matter of fundamental policy, the Portfolio may not:


 (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (1) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);


 (2) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;


 (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

 (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

 (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry; and

 (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.


      Additional Restrictions. In order to comply with certain statutes and policies, the Fund and the Portfolio will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):


 (1) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at cost), except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

 (2) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

 (3) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

 (4) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

 (5)  invest for the purpose of exercising control or management;

 (6) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause: (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio); and provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not invest in any other open-end investment company unless the Fund (Portfolio), (i) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (ii) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

 (7) invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value)in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Directors/Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
      (i) is not traded flat or in default as to interest or principal; and
      (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations (NRSROs) and the Fund's (Portfolio's) Board of Directors/Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one NRSRO and the Fund's (Portfolio's) Board of Directors/Trustees have determined that the commercial paper is equivalent quality and is liquid;

 (8) invest more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's (Portfolio's) Board of Directors/Trustees);

 (9) no more than 5% of the Fund's (Portfolio's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

(10) with respect to 75% of the Fund's (Portfolio's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund (Portfolio) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(11) if the Fund (Portfolio) is a diversified fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer;

(12) purchase or retain in the Fund's (Portfolio's) portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Company (or Trustee of the Portfolio), or is an officer or partner of the Manager (or Bankers Trust), if after the purchase of the securities of such issuer for the Fund (Portfolio) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

(13) invest more than 5% of the Fund's (Portfolio's) net assets in warrants (valued at the lower of cost or market), (other than warrants acquired by the Fund [Portfolio] as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's (Portfolio's) net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange;

(14) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund [Portfolio] has no current intention to engage in short selling);

(15) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

(16) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options  or futures  are  offered  through  the  facilities  of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Bankers Trust is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      Bankers Trust seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. Bankers Trust reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      Bankers Trust is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

      Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, Bankers Trust may consider sales of shares of any investment company that invests in the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

      Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

      Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to Bankers Trust, it is the opinion of the management of the Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by Bankers Trust's staff. Such information may be useful to Bankers Trust in providing services to clients other than the Portfolio's, and not all such information is used by Bankers Trust in connection with the Portfolio. Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of Bankers Trust effect securities transactions may be useful to Bankers Trust in providing services to the Portfolio.

      In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of Bankers Trust's other clients. Investment decisions for the Portfolio and for Bankers Trust's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


      For the years ended December 31, 1996, 1995, and 1994, the Portfolio paid brokerage commissions in the amount of $289,791, $172,924, and $97,069, respectively.



                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

      The assets of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors.

      Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information in order to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, the Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test); and (3) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

      Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

      The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

      Distributions received by the Fund from the Portfolio generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and
(3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

      Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.


Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (12/96-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-Present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.


Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President


Age: 62

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.


Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 51


President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.


Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 61


Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr.Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.
                                       14

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 50

Manager,    Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-Present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.


Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 53


Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.


Michael D. Wagner 1
Secretary
Age: 48


Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


Alex M. Ciccone 1
Assistant Secretary
Age: 47


Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant
Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.


Sherron A. Kirk 1
Treasurer


Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.


Dean R. Pantzar 1
Assistant Treasurer
Age: 37


Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.


-----------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

      Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.


      In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President,  Investments (Equity),  Carl W. Shirley,
Senior Vice President,   Insurance  Company  Portfolios;  and John J. Dallahan,
Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

      The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 1996.

   Name                                Aggregate            Total Compensation
   of                                 Compensation             from the USAA
Director                            from the Company        Family of Funds (c)
--------                            -------------------     -------------------
George E. Brown (a)*                    $ 8,808                     $ 32,600
Barbara B. Dreeben                        7,808                       31,600
Howard L. Freeman, Jr.                    8,808                       32,600
Robert G. Davis                            None (b)                    None (b)
Michael J.C. Roth                          None (b)                    None (b)
John W. Saunders, Jr.                      None (b)                    None (b)
Richard A. Zucker                         8,808                       32,600
----------------
     *Effective January 1, 1997, Robert L. Mason replaced George E. Brown as a
      Director on the Board of Directors.  Mr. Brown retired on December 31,
      1996.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $21,984. The compensation deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Family of Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Director/Trustee of the USAA Family of Funds since the Plan was terminated.

(b) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(c) At December 31, 1996, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr.
     Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Directors/Trustees of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of March 31, 1997 , the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

      As of March 31, 1997, USAA and its affiliates owned 8,165,669 shares (33.5%) of the USAA S&P 500 Index Fund.

      The Company knows of no other persons who, as of March 31, 1997 , held of record or owned beneficially 5% or more of the voting stock of the Fund's shares.

                     TRUSTEES AND OFFICERS OF THE PORTFOLIO

The Trustees and officers of the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania, 15230-0897.

      CHARLES P. BIGGAR (birthdate: October 13, 1930) - Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

      PHILIP W. COOLIDGE* (birthdate: September 2, 1951) - Trustee ; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. (SFG) (since December, 1988) and Signature (since April,1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.

      S. LELAND DILL (birthdate: March 28, 1930) - Trustee; Retired; Director, Coutts Group; and Coutts (U.S.A.) International; Coutts Trust Holdings, Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

      PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock
Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

      RONALD  M.  PETNUCH  (birthdate:   February  27,  1960)  -  President  and
Treasurer; Senior Vice President; Federated Services Company ; formerly, Director of Proprietary Client Services, Federated Administrative Services
(FAS),and Associate Corporate Counsel, Federated Investors (FI).

      CHARLES L. DAVIS, JR. (birthdate: March 23, 1960)- Vice President and Assistant Treasurer; Vice President, FAS.

      JAY S. NEUMAN (birthdate: April 22, 1950) - Secretary; Corporate Counsel, FI.

*Mr. Coolidge, by virtue of his current or former positions, is deemed to be an "interested person" of the Equity 500 Index Portfolio as defined by the 1940 Act.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Portfolio. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Portfolio for serving as an officer or Trustee of the Portfolio and certain other investment companies advised by Bankers Trust (the Fund Complex).

      The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 1996.

                           TRUSTEE COMPENSATION TABLE

                                    Aggregate             Total Compensation
Name of Person,                     Compensation          from Fund Complex
Position                            from Portfolio        Paid to Trustees
--------------                      --------------        ------------------

Philip W. Coolidge                     none                   none
Trustee

Charles P. Biggar                      $3,204                $28,750
Trustee

S. Leland Dill                         $3,204                $28,750
Trustee

Philip Saunders, Jr.                   $3,204                $28,750
Trustee


      Bankers Trust reimbursed the Portfolio for a portion of their Trustees fees for the period above. See Investment Adviser and Administrator below.

                               INVESTMENT ADVISER

As described in the Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing the services under the Management Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.


      In addition to the services it provides under the Management Agreement, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $32 billion, of which approximately $19 billion were in mutual fund portfolios.


      Under the Management Agreement, the Manager presently monitors the services provided by Bankers Trust to the Portfolio. The Manager receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.

      The Management Agreement will remain in effect until April 30, 1998, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).



      From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by the Fund. The Manager has voluntarily agreed to limit the aggregate annual operating expenses of the Fund and the Portfolio to .18% of the Fund's ANA until May 1, 1998, and will reimburse the Fund for all expenses in excess of such limitation. After May 1, 1998, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.


      Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the Advisory Agreement), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (1) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (2) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies;
(3) make investment decisions for the Portfolio; and (4) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.


      Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Fund and the Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Directors of the Company who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Portfolio or Directors of the Company; and any extraordinary expenses.

      For the years ended December 31, 1996, 1995 and 1994, Bankers Trust earned $1,505,963, $770,530, and $428,346, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $870,024, $418,814, and $249,230, respectively, to the Portfolio to cover expenses.


      The Fund's Prospectus contains disclosures as to the amount of Bankers Trust's investment advisory and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or and such affiliate.

                                  ADMINISTRATOR

Under the terms of the Fund's administration agreement with the Manager, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Fund. The Manager will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide monitoring reports and assistance regarding compliance with its Articles of Incorporation, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

      Pursuant to a sub-administration agreement between the Manager, Bankers Trust and Investors Fiduciary Trust Company (IFTC) (the Sub-Administration Agreement), IFTC performs such sub-administration duties for the Fund as from time to time may be agreed upon by the Manager, Bankers Trust and IFTC. The Sub-Administration Agreement provides that IFTC will receive such compensation from Bankers Trust as from time to time may be agreed upon by the Manager, Bankers Trust and IFTC.

      Under the administration and services agreement between the Portfolio and Bankers Trust, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. Bankers Trust will generally assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


      Pursuant to a sub-administration agreement between Bankers Trust and Federated Services Company (FSC), FSC performs such sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Contract provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

      For the years ended December 31, 1996, 1995 and 1994, Bankers Trust earned
$752,981,   $385,265   and   $214,173,   respectively,   in   compensation   for
administrative and other services provided to the Portfolio.

                               GENERAL INFORMATION

Underwriter

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

Transfer Agent

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company.

Custodian

The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investment in the Portfolio. Bankers Trust serves as custodian for both the Fund and the Portfolio. As custodian, it holds both the Fund's and the Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Counsel

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus. Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as counsel to the Portfolio.

Independent Accountant

Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105, has been selected as the Independent Accountants for the Fund and the Portfolio.


Financial Statements

The financial statements for the USAA S&P 500 Index Fund and the Equity 500 Index Portfolio, and the Independent Accountants' Reports thereon for the fiscal year ended December 31, 1996, are included in the Annual Report to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Fund's Annual Report free of charge with each SAI requested.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under Performance Information in its Prospectus. See Valuation of Securities herein for a discussion of the manner in which the Fund's price per share is calculated.

Total Return

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

      The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. For periods after December 31, 1996, performance does not reflect the annual $10 account maintenance fee charged to accounts of less than $10,000. As of December 31, 1996, the Fund's average account size was approximately $12,200.

The Fund's total return for the eight month period ended December 31, 1996 was 16.83%.

                 APPENDIX A - COMPARISON OF FUND PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Fund contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Bank Rate Monitor, a service which publishes rates on various bank products such as CDS, MMDAs and credit cards.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Planning, a monthly magazine which may periodically review mutual fund companies.

Financial Services Week, a weekly newspaper which covers financial news.

Financial World, a monthly magazine that periodically features companies in the mutual fund industry.

Forbes,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment  Company  Institute,   the  national   association  of  the  American
investment company industry.

Investor's Business Daily, a newspaper which covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a monthly publication of industry-wide mutual fund averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Money Fund Report, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual  Fund  Values,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

      In addition to the sources above, performance of the Fund may also be tracked by Lipper Analytical Services, Inc. The Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The S&P 500 Index Fund will be compared to funds in Lipper's S&P 500 Index Objective category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

      Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX B - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
           ---------------------------------------------------------------------

                  Down                   Up                 Mixed
           -------------------    --------------------- ------------------------
             Share   Shares       Share     Shares      Share      Shares
Investment   Price   Purchased    Price     Purchased   Price      Purchased
           -------------------    --------------------- ------------------------
$100         10      10             6         16.67      10            10
 100          9      11.1           7         14.29       9            11.1
 100          8      12.5           7         14.29       8            12.5
 100          8      12.5           9         11.1        9            11.1
 100          6      16.67         10         10         10            10
----         --       ----         --         ----       ---           ---
$500      ***41      62.77      ***39         66.35     ***46          54.7
        *Avg. Cost:  $7.97        *Avg. Cost: $7.54      *Avg. Cost:  $9.14
                     -----                    -----                   -----
    **Avg. Price:    $8.20       **Avg. Price:$7.80       **Avg. Price$9.20
                     -----                    -----                   -----


  * Average Cost is the total amount invested divided by number of shares purchased.
 **   Average Price is the sum of the prices paid divided by number of purchases.
***   Cumulative total of share prices used to compute average prices.

28083-0597

                             USAA MUTUAL FUND, INC.


PART C.       OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     (a)      Financial Statements:

              Financial  Statements  included in Parts A and B  (Prospectus  and
              Statement  of  Additional   Information)   of  this   Registration
              Statement:


              Financial Statements and Independent Accountants' Report incorporated by reference to the S&P 500 Index Fund and Equity 500 Index Portfolio Annual Reports to Shareholders for the fiscal year ended December 31, 1996.


     (b)      Exhibits:

Exhibit No.      Description of Exhibits


   1 (a)         Articles of Incorporation dated October 10, 1980 (1)
     (b)         Articles of Amendment dated January 14, 1981 (1)
     (c)         Articles Supplementary dated July 28, 1981 (1)
     (d)         Articles Supplementary dated November 3, 1982 (1)
     (e)         Articles of Amendment dated May 18, 1983 (1)
     (f)         Articles Supplementary dated August 8, 1983 (1)
     (g)         Articles Supplementary dated July 27, 1984 (1)
     (h)         Articles Supplementary dated November 5, 1985 (1)
     (i)         Articles Supplementary dated January 23, 1987 (1)
     (j)         Articles Supplementary dated May 13, 1987 (1)
     (k)         Articles Supplementary dated January 25, 1989 (1)
     (l)         Articles Supplementary dated May 2, 1991 (1)
     (m)         Articles Supplementary dated November 14, 1991 (1)
     (n)         Articles Supplementary dated April 14, 1992 (1)
     (o)         Articles Supplementary dated November 4, 1992 (1)
     (p)         Articles Supplementary dated March 23, 1993 (1)
     (q)         Articles Supplementary dated May 5, 1993 (1)
     (r)         Articles Supplementary dated November 8, 1993 (1)
     (s)         Articles Supplementary dated January 18, 1994 (1)
     (t)         Articles Supplementary dated November 9, 1994 (1)
     (u)         Articles Supplementary dated November 8, 1995 (2)
     (v)         Articles Supplementary dated February 6, 1996 (3)
     (w)         Articles Supplementary dated March 12, 1996 (4)
     (x)         Articles Supplementary dated November 13, 1996 (filed herewith)


   2             Bylaws, as amended March 12, 1996 (4)

   3             Voting trust agreement - Not Applicable

   4             Specimen certificates for shares of
     (a)         Growth Fund (1)
     (b)         Income Fund (1)
     (c)         Money Market Fund (1)
     (d)         Aggressive Growth Fund (1)

Exhibit No. Description of Exhibits

     (e)         Income Stock Fund (1)
     (f)         Growth & Income Fund (1)
     (g)         Short-Term Bond Fund (1)
     (h)         S&P 500 Index Fund (4)


   5 (a)         Advisory Agreement dated September 21, 1990 (1)
     (b)         Letter Agreement dated June 1, 1993 adding Growth & Income
                 Fund and Short-Term Bond Fund (1)
     (c)         Management Agreement dated May 1, 1996 with respect to the
                 S&P 500 Index Fund (5)
     (d)         Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (e)         Letter Agreement to the Management Agreement dated May 1,
                 1996 with respect to the S&P 500 Index Fund (5)
     (f)         Amendment to Administration Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (filed herewith)


   6 (a)         Underwriting Agreement dated July 25, 1990 (1)
     (b)         Letter Agreement dated June 1, 1993 adding Growth & Income
                 Fund and Short-Term Bond Fund (1)
     (c)         Letter Agreement dated May 1, 1996 adding S&P 500 Index Fund(5)

   7             Not Applicable

   8 (a)         Custodian Agreement dated November 3, 1982 (1)
     (b)         Letter Agreement dated April 20, 1987 adding Income Stock
                 Fund (1)
     (c)         Amendment No. 1 to the Custodian Contract dated October 30,
                 1987 (1)
     (d)         Amendment to the Custodian Contract dated November 3, 1988 (1)
     (e)         Amendment to the Custodian Contract dated February 6, 1989 (1)
     (f)         Amendment to the Custodian Contract dated November 8, 1993 (1)
     (g)         Letter Agreement dated June 1, 1993 adding Growth & Income
                 Fund and Short-Term Bond Fund (1)
     (h)         Subcustodian Agreement dated March 24, 1994 (3)
     (i)         Custodian Agreement dated May 1, 1996 with respect to the
                  S&P 500 Index Fund (5)
     (j)         Subcustodian Agreement with dated May 1, 1996 respect to the
                   S&P 500 Index Fund (5)
     (k)         Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (l)         Amendment to Custodian Contract dated May 13, 1996 (5)


   9 (a)         Articles of Merger dated January 30, 1981 (1)
     (b)         Transfer Agency Agreement dated January 23, 1992 (1)
     (c)         Letter Agreement dated June 1, 1993 to Transfer Agency
                 Agreement
                  adding Growth & Income Fund and Short-Term Bond Fund (1)
     (d)         Amendments dated May 3, 1995 to the Transfer Agency Agreement
                  Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money
                  Market Fund,
                  and Short-Term Bond Fund (1)
     (e)         Amendment No. 1 to Transfer Agency Agreement dated
                 November 14, 1995 (2)
     (f)         Third Party Feeder Fund Agreement dated May 1, 1996 with
                 respect to the S&P 500 Index Fund (5)
     (g)         Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)

Exhibit No. Description of Exhibits


     (h)         Transfer Agency Agreement Fee Schedule dated May 1, 1996
                  for S&P 500 Index Fund (5)
     (i)         Master Revolving Credit Facility Agreement with USAA Capital
                  Corporation dated January 14, 1997 (filed herewith)
     (j)         Master Revolving Credit Facility Agreement with NationsBank of Texas dated January 15, 1997 (filed herewith)

   10(a)         Opinion of Counsel with respect to the Growth Fund, Income
                  Fund, Money Market Fund, Income Stock Fund, Growth &
                  Income Fund, and Short-Term Bond Fund (2)
     (b)         Opinion of Counsel with respect to the S&P 500 Index Fund (3)
     (c)         Consent of Counsel with respect to the S&P 500 Index Fund
                 (filed herewith)
     (d)         Opinion and Consent of Counsel with respect to the Aggressive
                  Growth Fund (6)
     (e)         Consent of Counsel with respect Growth Fund, Income Fund,
                  Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (6)

   11            Independent Accountants' Consent (filed herewith)


   12            Financial Statements omitted from prospectus - Not Applicable

   13(a)         Subscription and Investment Letter for Growth & Income Fund
                  and Short-Term Bond Fund (1)
     (b)         Subscription and Investment Letter for S&P 500 Index Fund (5)

   14            Prototype Plans
     (a)         USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
     (b)         USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
     (c)         USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

   15            12b-1 Plans - Not Applicable

   16            Schedule for Computation of Performance Quotation (1)

   17            Financial Data Schedule
     (a)         Growth Fund (filed herewith)
     (b)         Aggressive Growth Fund (filed herewith)
     (c)         Income Fund (filed herewith)
     (d)         Money Market Fund (filed herewith)
     (e)         Income Stock Fund (filed herewith)
     (f)         Growth & Income Fund (filed herewith)
     (g)         Short-Term Bond Fund (filed herewith)
     (h)         S&P 500 Index Fund (filed herewith)

   18            Plan Adopting Multiple Classes of Shares - Not Applicable


   19            Powers of Attorney
     (a)         Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
                 John W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
     (b)         Power of Attorney for Barbara B. Dreeben dated
                 September 12, 1995 (1)

Exhibit No. Description of Exhibits


        (c)       With respect to the S&P 500 Index Fund, Powers of Attorney for
                   Ronald M. Petnuch, Philip W. Coolidge, Charles P. Biggar,
                   S. Leland Dill, and Philip Saunders, Jr. Trusess of the Equity 500 Index Portfolio, dated September 30, 1996 (filed herewith)
        (d)       Power of Attorney for Robert G. Davis (filed herewith)
        (e)       Power of Attorney for Robert L. Mason (filed herewith)


     (1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No.2- 49560) filed with the Securities and Exchange Commission on September 29, 1995.

     (2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

     (3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

     (4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

     (5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

     (6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commis sion on October 1, 1996.

Item 25.      Persons Controlled by or Under Common Control with Registrant

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Company" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 26.      Number of Holders of Securities

              Set forth below are the number of record holders, as of February 28, 1997, of each class of securities of the Registrant.

                  Title of Class                        Number of Record Holders
                  --------------                        ------------------------

                  Aggressive Growth Fund                          70,777
                  Growth Fund                                     93,409
                  Income Stock Fund                              106,619
                  Income Fund                                     66,943
                  Money Market Fund                              125,704
                  Growth & Income Fund                            45,689
                  Short-Term Bond Fund                             8,029
                  S&P 500 Index Fund                              12,921


Item 27.      Indemnification

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) Statutory Indemnification Provisions. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (I) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite
              standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against
              the   reasonable   expenses   incurred   by   him   (unless   such
              indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may
              order   indemnification  in  certain  circumstances  even  if  the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (I) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (I) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (I) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Company" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 29.      Principal Underwriters

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly-owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.


Name and Principal           Position and Offices         Position and Offices
 Business Address            with Underwriter               with Registrant
------------------           --------------------         --------------------

Robert G. Davis              Director and Chairman        Director and
9800 Fredericksburg Rd.      of the Board of              Chairman of the
San Antonio, TX  78288       Directors                    Board of Directors


Michael J.C. Roth            Chief Executive Officer,     President, Director
9800 Fredericksburg Rd.      President, Director, and     and Vice Chairman of
San Antonio, TX  78288       Vice Chairman of the         the Board of Directors
                             Board of Directors

John W. Saunders, Jr.        Senior Vice President,       Vice President and
9800 Fredericksburg Rd.      Fixed Income Investments,    Director
San Antonio, TX  78288       and Director

Harry W. Miller              Senior Vice President,       None
9800 Fredericksburg Rd.      Equity Investments,
San Antonio, TX  78288       and Director

John J. Dallahan             Senior Vice President,       None
9800 Fredericksburg Rd.      Investment Services
San Antonio, TX  78288

Carl W. Shirley              Senior Vice President,       None
9800 Fredericksburg Rd.      Insurance Company Portfolios
San Antonio, TX  78288

Michael D. Wagner            Vice President, Secretary    Secretary
9800 Fredericksburg Rd.      and Counsel
San Antonio, TX  78288

Sherron A. Kirk              Vice President and           Treasurer
9800 Fredericksburg Rd.      Controller
San Antonio, TX  78288

Alex M. Ciccone              Vice President,              Assistant
9800 Fredericksburg Rd.      Compliance                   Secretary
San Antonio, TX 78288

        (c)   Not Applicable

Item 30.      Location of Accounts and Records

              The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

USAA Investment Management Company
9800 Fredericksburg Rd.
San Antonio, Texas 78288

USAA Shareholder Account Services
10750 Robert F. McDermott Freeway
San Antonio, Texas 78288

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Item 31.      Management Services

              Not Applicable

Item 32.      Undertakings

              The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the day of March, 1997.

                                                        USAA MUTUAL FUND, INC.

                                                        /s/ Michael J.C. Roth
                                                        ---------------------
                                                        Michael J.C. Roth
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        (Signature)          (Title)                       (Date)


/s/ Robert G. Davis
--------------------------   Chairman of the               March 24, 1997
Robert G. Davis              Board of Directors


/s/Michael J.C. Roth         Vice Chairman of the Board    March 24, 1997
--------------------------   of Directors and President
Michael J.C. Roth            (Principal Executive Officer)


/s/ Sherron A. Kirk          Treasurer and (Principal      March 24, 1997
--------------------------   Financial and
Sherron A. Kirk              Accounting Officer)


/s/ John W. Saunders, Jr.    Director                      March 24, 1997
--------------------------
John W. Saunders, Jr.



/s/ Robert L. Mason          Director                      March 24, 1997
--------------------------
Robert L. Mason



/s/ Howard L. Freeman, Jr.   Director                      March 24, 1997
--------------------------
Howard L. Freeman, Jr.


/s/ Richard A. Zucker        Director                      March 24, 1997
--------------------------
Richard A. Zucker



/s/ Barbara B. Dreeben       Director                      March 24, 1997
--------------------------
Barbara B. Dreeben

                                   SIGNATURES

      Equity 500 Index has duly caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc., to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 4th day of April, 1997.

EQUITY 500 INDEX PORTFOLIO


  By:  /s/ Ronald M. Petnuch*
       ---------------------------
       Ronald M. Petnuch
       President

      This Post Effective Amendment No. 44 to the Registration Statement of Form N-1A of USAA Mutual Fund, Inc. has been signed below by the following persons in the capacities indicated with respect to Equity 500 Index Portfolio on April 4, 1997.


 SIGNATURE                           TITLE


/s/ Philip W. Coolidge*              Trustee
--------------------------
Philip W. Coolidge


/s/ Charles P. Biggar*               Trustee
--------------------------
Charles P. Biggar


/s/ Philip Saunders, Jr.*            Trustee
--------------------------
Philip Saunders, Jr.


/s/ S. Leland Dill*                  Trustee
--------------------------
S. Leland Dill


/s/ Ronald M. Petnuch*               President and Treasurer
--------------------------           (Chief Executive Officer,
Ronald M. Petnuch                    Principal Financial and
                                     Accounting Officer)



*By:  /s/ Jay S. Neuman
      ---------------------------
      Jay S. Neuman, Secretary of Equity 500 Index Portfolio,
               as Attorney-in-Fact pursuant to a Power of Attorney filed
               herewith.

                                  Exhibit Index

Exhibit                             Item                            Page No. *



   1 (a)   Articles of Incorporation dated October 10, 1980 (1)
     (b)   Articles of Amendment dated January 14, 1981 (1)
     (c)   Articles Supplementary dated July 28, 1981 (1)
     (d)   Articles Supplementary dated November 3, 1982 (1)
     (e)   Articles of Amendment dated May 18, 1983 (1)
     (f)   Articles Supplementary dated August 8, 1983 (1)
     (g)   Articles Supplementary dated July 27, 1984 (1)
     (h)   Articles Supplementary dated November 5, 1985 (1)
     (i)   Articles Supplementary dated January 23, 1987 (1)
     (j)   Articles Supplementary dated May 13, 1987 (1)
     (k)   Articles Supplementary dated January 25, 1989 (1)
     (l)   Articles Supplementary dated May 2, 1991 (1)
     (m)   Articles Supplementary dated November 14, 1991 (1)
     (n)   Articles Supplementary dated April 14, 1992 (1)
     (o)   Articles Supplementary dated November 4, 1992 (1)
     (p)   Articles Supplementary dated March 23, 1993 (1)
     (q)   Articles Supplementary dated May 5, 1993 (1)
     (r)   Articles Supplementary dated November 8, 1993 (1)
     (s)   Articles Supplementary dated January 18, 1994 (1)
     (t)   Articles Supplementary dated November 9, 1994 (1)
     (u)   Articles Supplementary dated November 8, 1995 (2)
     (v)   Articles Supplementary dated February 6, 1996 (3)
     (w)   Articles Supplementary dated March 12, 1996 (4)
     (x)   Articles Supplementary dated November 13, 1996
             (filed herewith)                                           69


   2       Bylaws, as amended March 12, 1996 (4)

   3       Voting trust agreement - Not Applicable

   4       Specimen certificates for shares of
     (a)   Growth Fund (1)
     (b)   Income Fund (1)
     (c)   Money Market Fund (1)
     (d)   Aggressive Growth Fund (1)
     (e)   Income Stock Fund (1)
     (f)   Growth & Income Fund (1)
     (g)   Short-Term Bond Fund (1)
     (h)   S&P 500 Index Fund (4)


   5 (a)   Advisory  Agreement dated September 21, 1990 (1) (b)
            Letter Agreement dated June 1, 1993 adding Growth &
            Income Fund and Short-Term Bond Fund (1)
     (c)   Management Agreement dated May 1, 1996 with respect
            to the S&P 500 Index Fund (5)
     (d)   Administration Agreement dated May 1, 1996 with
            respect to the S&P 500 Index Fund (5)
     (e)   Letter Agreement to the Management Agreement dated
            May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (f)   Amendment to Administration Agreement dated May 1,
            1997 with respect to the S&P 500 Index Fund
            (filed herewith)                                            73

                            Exhibit Item                         Page No. *


   6 (a)   Underwriting  Agreement dated July 25, 1990 (1)
     (b)   Letter  Agreement dated June 1, 1993 adding Growth
            & Income Fund and Short-Term Bond Fund (1)
     (c)   Letter Agreement dated May 1, 1996 adding S&P 500
            Index Fund (5)

   7       Not Applicable

   8 (a)   Custodian Agreement dated November 3, 1982 (1)
     (b)   Letter Agreement dated April 20, 1987 adding Income
            Stock Fund (1)
     (c)   Amendment No. 1 to the Custodian Contract dated
            October 30, 1987 (1)
     (d)   Amendment to the Custodian Contract dated November 3,
            1988 (1)
     (e)   Amendment to the Custodian Contract dated February 6,
            1989 (1)
     (f)   Amendment to the Custodian Contract dated November 8
            1993 (1)
     (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
     (h)   Subcustodian  Agreement  dated March 24, 1994 (3)
     (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (k)   Letter Agreement to the Custodian Agreement dated
            May 1, 1996 with respect to the S&P 500 Index Fund(5)
     (l)   Amendment to Custodian Contract dated May 13, 1996 (5)


   9 (a)   Articles of Merger  dated  January 30, 1981 (1)
     (b)   Transfer  Agency Agreement  dated January 23, 1992 (1)
     (c)   Letter  Agreement  dated June 1, 1993 to Transfer
            Agency Agreement adding Growth & Income Fund and
            Short-Term Bond Fund (1)
     (d)   Amendments dated May 3, 1995 to the Transfer Agency
            Agreement Fee Schedules for Growth Fund, Aggressive
            Growth Fund, Income Fund,Growth & Income Fund, Income
            Stock Fund, Money Market Fund, and Short-Term Bond
            Fund (1)
     (e)   Amendment No. 1 to Transfer Agency Agreement dated
            November 14, 1995 (2)
     (f)   Third Party Feeder Fund Agreement dated May 1, 1996
            with respect to the S&P 500 Index Fund (5)
     (g)   Letter  Agreement to Transfer  Agency  Agreement
            dated May 1, 1996 adding S&P 500 Index Fund (5)
     (h)   Transfer  Agency  Agreement Fee Schedule  dated
            May 1, 1996 for S&P 500 Index Fund (5)
     (i)   Master Revolving Credit Facility Agreement with USAA
            Capital Corporation  dated January 14, 1997
            (filed herwith)                                             75
     (j)   Master Revolving Credit Facility Agreement with
            NationsBank of Texas dated January 15, 1997
            (filed herewith)                                            98

 10  (a)   Opinion of Counsel with respect to the Growth Fund,
            Income Fund, Money Market Fund, Income Stock Fund,
            Growth & Income Fund, and Short-Term Bond Fund (2)
     (b)   Opinion of Counsel with respect to the S&P 500 Index
            Fund (3)
     (c)   Consent of Counsel with respect to the S&P 500 Index
             Fund(filed herewith)                                       126
     (d) Opinion and Consent of Counsel with respect to the Aggressive Growth Fund (6)

Exhibit                             Item                             Page No. *

     (e)   Consent of Counsel with respect Growth Fund, Income
            Fund,Money Market Fund, Income Stock Fund, Growth &
            Income Fund,and Short-Term Bond Fund (6)


   11      Independent Accountants' Consent (filed herewith)            128


   12      Financial Statements omitted from prospectus -
            Not Applicable

   13(a)   Subscription and Investment Letter for Growth &
            Income Fund and Short-Term Bond Fund (1)
     (b)   Subscription and Investment Letter for S&P 500 Index
            Fund (5)

   14      Prototype Plans
     (a)   USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
     (b)   USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook(1)
     (c)   USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook(1)

    15     12b-1 Plans - Not Applicable

   16      Schedule for Computation of Performance Quotation (1)


   17      Financial Data Schedule
     (a)   Growth Fund (filed herewith)                                 130
     (b)   Aggressive Growth Fund (filed herewith)                      132
     (c)   Income Fund (filed herewith)                                 134
     (d)   Money Market Fund (filed herewith)                           136
     (e)   Income Stock Fund (filed herewith)                           138
     (f)   Growth & Income Fund (filed herewith)                        140
     (g)   Short-Term Bond Fund (filed herewith)                        142
     (h)   S&P 500 Index Fund (filed herewith)                          144


   18      Plan Adopting Multiple Classes of Shares - Not Applicable


   19      Powers of Attorney
     (a)   Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
              John W. Saunders, Jr., George E. Brown,  Howard L.
              Freeman, Jr.,and Richard A. Zucker dated November 8,
              1993 (1)
     (b)   Power of Attorney for Barbara B. Dreeben dated September 12,
            1995 (1)
     (c) With respect to the S&P 500 Index Fund, Powers of Attorney for Ronald M. Petnuch, Philip W. Coolidge, Charles P. Biggar,
            S. Leland Dill, and Philip Saunders, Jr. Trusess of the
            Equity 500 Index Portfolio, dated September 30, 1996 (filed
            herewith)                                                   146
     (d)   Power of Attorney for Robert G. Davis (filed herewith)       149
     (e)   Power of Attorney for Robert L. Mason (filed herewith)       151



   (1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.
   (2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

   (3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

   (4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

   (5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.


   (6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.


   * Refers to sequentially numbered pages